Note 15 - Intangible - Reconciliation of Changes in Intangible Assets (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Intangible assets, balance		R$ 5,245.9	R$ 5,092.2
Intangible assets, balance		4,674.7	5,245.9
Intangible		4,674.7	5,245.9
Brand names [member]
Statement Line Items [Line Items]
Intangible assets, balance		4,158.9	3,906.3
Intangible assets, balance		3,512.8	4,158.9
Intangible		4,158.9	4,158.9
Distribution contracts [member]
Statement Line Items [Line Items]
Intangible assets, balance		558.6	765.2
Intangible assets, balance		438.7	558.6
Intangible		558.6	558.6
Computer software [member]
Statement Line Items [Line Items]
Intangible assets, balance		291.5	248.7
Intangible assets, balance		432.8	291.5
Intangible		291.5	291.5
Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		236.9	172.0
Intangible assets, balance		290.4	236.9
Intangible		236.9	236.9
Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, balance		7,829.4	7,440.8
Effect of movements in foreign exchange		(16.3)	(858.1)
Acquisitions		30.5	26.1
Acquisitions through business combination		(4.0)	1,073.8
Transfers to other assets categories		(352.3)	(206.0)
Others		46.0	172.3
Intangible assets, balance		7,533.3	7,829.4
Intangible		7,829.4	7,829.4
Disposal			(0.7)
Acquisitions through exchange transaction of shareholdings			248.7
Disposals through exchange transaction of shareholdings			(67.5)
Foreing exchange effects		(16.3)	(858.1)
Gross carrying amount [member] | Brand names [member]
Statement Line Items [Line Items]
Intangible assets, balance		4,160.8	3,908.2
Effect of movements in foreign exchange		(10.5)	(645.9)
Acquisitions		18.8	3.0
Acquisitions through business combination		(4.0)	1,043.1
Transfers to other assets categories		(650.4)	(317.7)
Others
Intangible assets, balance		3,514.7	4,160.8
Intangible		4,160.8	4,160.8
Disposal
Acquisitions through exchange transaction of shareholdings			228.1
Disposals through exchange transaction of shareholdings			(58.0)
Foreing exchange effects		(10.5)	(645.9)
Gross carrying amount [member] | Distribution contracts [member]
Statement Line Items [Line Items]
Intangible assets, balance		2,319.4	2,387.4
Effect of movements in foreign exchange		7.5	(68.3)
Acquisitions
Acquisitions through business combination
Transfers to other assets categories		6.4	0.3
Others
Intangible assets, balance		2,333.3	2,319.4
Intangible		2,319.4	2,319.4
Disposal
Acquisitions through exchange transaction of shareholdings
Disposals through exchange transaction of shareholdings
Foreing exchange effects		7.5	(68.3)
Gross carrying amount [member] | Computer software [member]
Statement Line Items [Line Items]
Intangible assets, balance		888.5	788.4
Effect of movements in foreign exchange		(12.1)	(50.3)
Acquisitions		2.9	4.1
Acquisitions through business combination
Transfers to other assets categories		265.3	135.5
Others
Intangible assets, balance		1,144.6	888.5
Intangible		888.5	888.5
Disposal			(0.4)
Acquisitions through exchange transaction of shareholdings			20.6
Disposals through exchange transaction of shareholdings			(9.4)
Foreing exchange effects		(12.1)	(50.3)
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		460.7	356.8
Effect of movements in foreign exchange		(1.2)	(93.6)
Acquisitions		8.8	19.0
Acquisitions through business combination			30.7
Transfers to other assets categories		26.4	(24.1)
Others		46.0	172.3
Intangible assets, balance		540.7	460.7
Intangible		460.7	460.7
Disposal			(0.3)
Acquisitions through exchange transaction of shareholdings
Disposals through exchange transaction of shareholdings			(0.1)
Foreing exchange effects		(1.2)	(93.6)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, balance	[1]	(2,583.5)	(2,348.6)
Effect of movements in foreign exchange	[1]	15.5	79.8
Transfers to other assets categories	[1]	(0.1)	0.1
Intangible assets, balance	[1]	(2,858.6)	(2,583.5)
Amortization	[1]	(290.5)	(323.0)
Intangible	[1]	(2,583.5)	(2,583.5)
Disposal	[1]		0.1
Disposals through exchange transaction of shareholdings	[1]		8.1
Foreing exchange effects	[1]	15.5	79.8
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Statement Line Items [Line Items]
Intangible assets, balance	[1]	(1.9)	(1.9)
Effect of movements in foreign exchange	[1]
Transfers to other assets categories	[1]
Intangible assets, balance	[1]	(1.9)	(1.9)
Amortization	[1]
Intangible	[1]	(1.9)	(1.9)
Disposal	[1]
Disposals through exchange transaction of shareholdings	[1]
Foreing exchange effects	[1]
Accumulated depreciation, amortisation and impairment [member] | Distribution contracts [member]
Statement Line Items [Line Items]
Intangible assets, balance	[1]	(1,760.8)	(1,622.2)
Effect of movements in foreign exchange	[1]	4.9	9.9
Transfers to other assets categories	[1]		0.1
Intangible assets, balance	[1]	(1,894.6)	(1,760.8)
Amortization	[1]	(138.7)	(148.6)
Intangible	[1]	(1,760.8)	(1,760.8)
Disposal	[1]
Disposals through exchange transaction of shareholdings	[1]
Foreing exchange effects	[1]	4.9	9.9
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Statement Line Items [Line Items]
Intangible assets, balance	[1]	(597.0)	(539.7)
Effect of movements in foreign exchange	[1]	5.5	29.0
Transfers to other assets categories	[1]	(1.4)
Intangible assets, balance	[1]	(711.8)	(597.0)
Amortization	[1]	(118.9)	(94.4)
Intangible	[1]	(597.0)	(597.0)
Disposal	[1]		0.1
Disposals through exchange transaction of shareholdings	[1]		8.0
Foreing exchange effects	[1]	5.5	29.0
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance	[1]	(223.8)	(184.8)
Effect of movements in foreign exchange	[1]	5.1	40.9
Transfers to other assets categories	[1]	1.3
Intangible assets, balance	[1]	(250.3)	(223.8)
Amortization	[1]	(32.9)	(80.0)
Intangible	[1]	(223.8)	(223.8)
Disposal	[1]
Disposals through exchange transaction of shareholdings	[1]		0.1
Foreing exchange effects	[1]	R$ 5.1	R$ 40.9

[1]	The period of amortization of intangible assets of definite useful life is five years and amortization is calculated at the rate of 20% and recognized in income on a straight-line method.